UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                    11111 Santa Monica Boulevard, Suite 1550
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000


                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------

                                 [LOGO OMITTED]

                                    CAUSEWAY
                                  INTERNATIONAL
                                   VALUE FUND
                          (CLOSED TO CERTAIN INVESTORS)


                                   SEMI-ANNUAL
                                     REPORT
                                 MARCH 31, 2006

--------------------------------------------------------------------------------
                         CAUSEWAY CAPITAL MANAGEMENT LLC
--------------------------------------------------------------------------------




                                [GRAPHIC OMITTED]




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

[BACKGROUND GRAPHIC OMITTED]


                           TABLE OF CONTENTS

                           Letter to Shareholders                         2

                           Schedule of Investments                        5

                           Sector Diversification                        10

                           Statement of Assets and Liabilities           11

                           Statement of Operations                       12

                           Statement of Changes in Net Assets            13

                           Financial Highlights                          14

                           Notes to Financial Statements                 15

                           Disclosure of Fund Expenses                   20

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2006, the Causeway International Value Fund's Institutional Class returned 11.94% and the Investor Class returned 11.77% compared to the MSCI EAFE(R) Index return of 13.99%. By mid-March 2006, the most popular theme of late 2005 reemerged: the economic recovery in Europe and Asia. Investors bought equities, setting aside concerns over synchronized monetary tightening in the US, Europe, China and Japan. Most markets posted multi-year if not all-time highs during the period. Further, merger and acquisition activity continued to accelerate.

Due to the defensive nature of the Fund's portfolio with emphasis on cash-generative companies, the Fund underperformed the MSCI EAFE(R) Index over the period. The majority of the under-performance can be attributed to Japan, primarily due to stock selection (essentially, the Fund's holdings did not keep pace with the Japanese market) and, to a lesser extent, the Fund's underweight position in Japan relative to the index. In the final three months of 2005, of the top 50 performing EAFE constituents, all but three were Japanese stocks. From an industry perspective, holdings in telecommunication services, diversified financials (namely Japanese consumer finance stocks), and pharmaceuticals also detracted from relative performance. The better relative performing industries in the Fund were insurance, materials, consumer durable & apparel, utilities, and transportation.

Japanese consumer finance stocks, Promise, Takefuji and Acom were among the Fund's top five detractors to performance during the six month period. From our perspective, investors overreacted to announcements of potential regulatory changes in the industry. The Fund's investments in these companies are supported by their valuations (these stocks trade at prices equivalent to the companies' book values, or at a modest premium, with potential for higher returns on equity), and will benefit from a recovery in underlying consumer credit quality. The other top detractors included two telecommunication services providers, France Telecom and Vodafone (UK), both disliked by investors due to competitive pressures and potential disruption from changes in technology. We believe share prices of most large telecomm stocks more than discount these threats. The largest positive contributor to return during the period was postal and overnight parcel delivery company, TNT (Netherlands). The other top five contributors included two financial services companies, Zurich Financial Services (Switzerland) and ING Groep (Netherlands), water and power utility, Suez (France), and oil and gas producer, PetroChina (Hong Kong).


--------------------------------------------------------------------------------
2                      CAUSEWAY INTERNATIONAL VALUE FUND

Economic indicators remain consistent with strong global growth. Asia leads the way, with China, India and Japan at the forefront. The Euro region appears set for 2-3% growth this year, its best performance since 2000. The United States is decelerating, led by a slowdown in the housing sector, but corporate sector resilience in the form of robust capital spending and strong employment should support real GDP growth around 3%. The Federal Reserve Bank on March 29 raised its key interest rate to 4.75%, and continues to assess the impact of a reversal in monetary policy on the world's largest economy. Meanwhile, the case is building for accelerated European Central Bank tightening, with a May or June move increasingly likely. Euro region unemployment fell to 8.2% in February, the lowest level since May 2002. German business confidence hit a 15-year high in March. European bank lending to businesses and, more importantly, to households is improving. Euro zone money supply has increased by 8% in the year through February (up from 7.6% through January). Japanese consumer prices, which exclude fresh food, rose by 0.5% in the year through January, the fastest pace in eight years. The Bank of Japan indicated on March 9 that it would gradually end its quantitative easing policy, reducing the level of banks' reserves. The next step toward monetary tightening, ending the zero interest rate policy, should follow. The Bank of China recently raised interest rates and issued an upbeat growth forecast.

Merger and acquisition activity has prompted several holdings to surpass our price targets over relatively short time periods. Several Fund holdings have received actual or rumored takeover bids, and the stock prices have reacted favorably to the news. We took opportunities to sell these positions when we believed the expected risk-adjusted returns no longer ranked competitively with other Fund candidates. Recent sell examples include holdings in utilities (Centrica -UK), telecommunications (Portugal Telecom), and airport infrastructure management (BAA -UK). We have re-invested these and other cash proceeds into a number of new, undervalued opportunities in various industries including: telecommunication services, shipping, banks, utilities, media and capital goods. We continue to anticipate modest returns in international equities in the near term, particularly after the significant international stock price appreciation over the last three years. In addition, international equities have already produced high single digit returns in only the first three months of 2006. Global bond yields are 25% higher (on average) than a year ago while raw material prices have also risen substantially. Without improved top line growth, these higher input and financing costs will have a dampening effect on corporate profit margins. We continue to focus


--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                       3
on companies generating substantial free cash flow with modest earnings sensitivity to the economic cycle. In addition, we continue to prefer those companies with the financial strength to pay generous and increasing dividends. Historically, dividends have comprised a sizable percentage of total return.

We thank you for your continued confidence in the Causeway International Value Fund.

/s/ Harry W. Hartford        /s/ Sarah H. Ketterer       /s/ James A. Doyle
Harry W. Hartford            Sarah H. Ketterer           James A. Doyle
Portfolio Manager            Portfolio Manager           Portfolio Manager

/s/ Jonathan P. Eng          /s/ Kevin V. Durkin
Jonathan P. Eng              Kevin V. Durkin
Portfolio Manager            Portfolio Manager


May 12, 2006


AS OF 3/31/06, AVERAGE ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS WERE 17.04% (ONE YEAR), 33.03% (THREE YEAR) AND 17.69% (SINCE INCEPTION), AND FOR THE INVESTOR CLASS WERE 16.75% (ONE YEAR), 32.71% (THREE YEAR) AND 17.39% (SINCE INCEPTION). INCEPTION WAS 10/26/01.

THE PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. INVESTMENT PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF SUCH FEE WAIVERS, TOTAL RETURN WOULD BE REDUCED. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE WHEN PAID. INVESTOR CLASS SHARES HAVE A SHAREHOLDER SERVICES FEE OF UP TO 0.25% PER ANNUM OF AVERAGE DAILY NET ASSETS, AND WILL HAVE LOWER PERFORMANCE THAN INSTITUTIONAL CLASS SHARES. INSTITUTIONAL CLASS SHARES HAVE NO SHAREHOLDER SERVICES FEE. FOR MORE INFORMATION, PLEASE SEE THE PROSPECTUS.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE REGARDING ANY STOCK. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. THE MSCI EAFE(R) INDEX IS AN UNMANAGED INDEX CONSISTING OF A MARKET-VALUE-WEIGHTED AVERAGE OF THE PERFORMANCE OF INTERNATIONAL SECURITIES LISTED ON EXCHANGES IN EUROPE, AUSTRALASIA AND THE FAR EAST. THE INDEX DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, FEES AND EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE FUND. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THERE ARE SPECIAL RISKS IN FOREIGN INVESTING (PLEASE SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS).




--------------------------------------------------------------------------------
4                      CAUSEWAY INTERNATIONAL VALUE FUND

SCHEDULE OF INVESTMENTS (000)***
MARCH 31, 2006 (UNAUDITED)

CAUSEWAY INTERNATIONAL VALUE FUND                NUMBER OF SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCK +
AUSTRALIA -- 2.5%
   Macquarie Airports Management++                     28,830,045   $     69,525
   Macquarie Infrastructure Group++                    10,427,119         28,429
   Multiplex Group                                      6,987,061         15,350
                                                                    ------------
                                                                         113,304
                                                                    ------------
CANADA -- 3.9%
   Celestica*                                           3,061,903         34,960
   Manulife Financial                                   1,251,893         78,556
   Rogers Communications, Class B                       1,706,344         65,111
                                                                    ------------
                                                                         178,627
                                                                    ------------
FRANCE -- 14.9%
   AXA                                                  2,652,494         93,071
   BNP Paribas                                            771,210         71,622
   BNP Paribas*                                            77,121          6,919
   Carrefour                                            1,318,721         70,142
   France Telecom++                                     3,324,922         74,769
   Publicis Groupe                                        766,282         29,896
   Sanofi-Aventis++                                     1,108,219        105,404
   Suez                                                   795,545         31,346
   Total                                                  279,542         73,734
   Vinci                                                1,124,675        110,853
   Vivendi Universal                                      435,660         14,959
                                                                    ------------
                                                                         682,715
                                                                    ------------
GERMANY -- 5.2%
   Bayerische Motoren Werke                               952,539         52,454
   Depfa Bank                                           3,451,355         61,471
   Deutsche Post                                        2,732,004         68,486
   E.ON                                                   411,906         45,321
   Siemens                                                 90,091          8,409
                                                                    ------------
                                                                         236,141
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                       5

MARCH 31, 2006 (UNAUDITED)

CAUSEWAY INTERNATIONAL VALUE FUND                NUMBER OF SHARES          VALUE
--------------------------------------------------------------------------------
HONG KONG -- 4.2%
   Henderson Land Development                          12,133,648   $     67,245
   PetroChina                                         119,056,000        124,290
                                                                    ------------
                                                                         191,535
                                                                    ------------
IRELAND -- 2.5%
   Allied Irish Banks                                   2,210,788         52,760
   CRH                                                  1,748,741         61,190
                                                                    ------------
                                                                         113,950
                                                                    ------------
ITALY -- 0.7%
   Mediaset                                             2,814,180         33,142
                                                                    ------------
JAPAN -- 13.0%
   Acom                                                   714,500         41,951
   Astellas Pharma                                      1,681,000         63,846
   Canon                                                1,117,000         73,935
   Honda Motor                                          1,295,100         80,222
   Japan Tobacco                                           16,495         58,025
   Konica Minolta Holdings                              2,686,400         34,285
   Promise                                              1,079,900         65,332
   Sankyo                                                 446,400         30,723
   Takeda Pharmaceutical                                1,211,000         69,044
   Takefuji                                             1,214,270         76,453
                                                                    ------------
                                                                         593,816
                                                                    ------------
NETHERLANDS -- 8.7%
   ABN AMRO Holding                                     2,127,171         63,762
   ING Groep                                            2,425,203         95,792
   Koninklijke Philips Electronics                      2,600,297         87,868
   Royal Dutch Shell, Class A                           1,814,291         56,758
   TNT                                                  1,964,283         67,995
   Unilever                                               414,316         28,764
                                                                    ------------
                                                                         400,939
                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6                      CAUSEWAY INTERNATIONAL VALUE FUND

MARCH 31, 2006 (UNAUDITED)

CAUSEWAY INTERNATIONAL VALUE FUND                NUMBER OF SHARES          VALUE
--------------------------------------------------------------------------------
NORWAY -- 3.0%
   Frontline                                            1,510,950   $     50,392
   Stolt-Nielsen*                                         818,111         25,349
   Telenor                                              5,958,951         64,124
                                                                    ------------
                                                                         139,865
                                                                    ------------
SINGAPORE -- 0.9%
   Creative Technology                                    557,997          4,075
   United Overseas Bank                                 4,005,629         38,673
                                                                    ------------
                                                                          42,748
                                                                    ------------
SOUTH KOREA -- 6.0%
   POSCO                                                  268,045         69,129
   Samsung Electronics                                    209,629        135,968
   Shinhan Financial Group                                449,960         20,152
   SK Telecom                                             253,769         50,294
                                                                    ------------
                                                                         275,543
                                                                    ------------
SPAIN -- 1.6%
   Enagas                                                 820,130         16,247
   Telefonica                                           3,720,031         58,368
                                                                    ------------
                                                                          74,615
                                                                    ------------
SWITZERLAND -- 6.7%
   Credit Suisse Group                                  1,450,512         81,387
   Geberit                                                 21,380         20,417
   Novartis                                               998,501         55,528
   Syngenta*                                              448,733         63,057
   Zurich Financial Services                              375,766         88,271
                                                                    ------------
                                                                         308,660
                                                                    ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                       7

MARCH 31, 2006 (UNAUDITED)

CAUSEWAY INTERNATIONAL VALUE FUND                NUMBER OF SHARES          VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM -- 24.2%
   Aviva                                                5,083,583   $     70,602
   BAE Systems                                         13,344,007         97,530
   Barratt Developments                                 2,388,479         43,938
   BP                                                   3,933,400         45,164
   British American Tobacco                             4,900,454        118,665
   BT Group                                             8,755,324         33,764
   Compass Group                                       14,222,234         56,390
   GlaxoSmithKline                                      4,481,128        117,152
   HBOS                                                 3,550,736         59,274
   Kingfisher                                          14,276,174         59,394
   NETeller*                                               46,312            589
   Reuters Group                                        6,558,394         45,172
   Royal Bank of Scotland Group                         2,843,643         92,521
   Royal Dutch Shell, Class B*                          2,772,100         90,145
   Tate & Lyle                                          5,714,632         56,683
   Unilever                                             6,639,422         67,932
   Vodafone Group                                      26,817,155         56,134
                                                                    ------------
                                                                       1,111,049
                                                                    ------------
TOTAL COMMON STOCK
   (COST $3,724,409) -- 98.0%                                          4,496,649
                                                                    ------------
RIGHTS
FRANCE -- 0.1%
   Vinci SA*                                            1,124,675          2,412
                                                                    ------------
TOTAL RIGHTS
   (COST $0) -- 0.1%                                                       2,412
                                                                    ------------
CASH EQUIVALENT
   Bank of New York Cash Reserve Fund, 1.91%**         77,976,579         77,977
                                                                    ------------
TOTAL CASH EQUIVALENT
   (COST $77,977) -- 1.7%                                                 77,977
                                                                    ------------
TOTAL INVESTMENTS
   (COST $3,802,386) -- 99.8%                                          4,577,038
                                                                    ------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8                      CAUSEWAY INTERNATIONAL VALUE FUND

SCHEDULE OF INVESTMENTS (000)*** (CONCLUDED)
MARCH 31, 2006 (UNAUDITED)

CAUSEWAY INTERNATIONAL VALUE FUND                                          VALUE
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET -- 0.2%                             $     10,437
                                                                    ------------
NET ASSETS -- 100.0%                                                $  4,587,475
                                                                    ============

*    Non-income producing security
**   The rate shown is the 7-day yield as of March 31, 2006.
***  Except for share data
+ Country determined by registration, location of headquarters or primary listing.
++ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

Forward Foreign Currency Contracts -- As of March 31, 2006, the following forward foreign currency contracts were outstanding:

                                     Contracts                     Unrealized
Maturity                            To Deliver/        In         Appreciation
  Date                    Currency    Receive     Exchange For   (Depreciation)
-------------------------------------------------------------------------------
Foreign Currency Buys:
04/03/06                     AU      3,535,715      $ 2,498,937      $ 31,071
04/03/06                     EU      1,387,509       1,669,077         12,342
04/03/06                     EU        185,063         225,000           (736)
04/03/06                     NO      5,926,214         893,296         11,424
04/04/06                     EU        930,469       1,131,357         (3,724)
04/04/06                     EU      6,761,800       8,199,358         (4,751)
04/04/06                     EU      5,043,713       6,189,141        (78,511)
04/05/06                     NO      9,539,491       1,456,166            345
04/05/06                     EU        206,369         250,257           (144)
04/05/06                     GB      3,291,855       5,718,692           (126)
-------------------------------------------------------------------------------
                                                                     $(32,810)
-------------------------------------------------------------------------------
Foreign Currency Sells:
04/03/06                     CF      1,252,841      $  956,440       $ (4,841)
04/04/06                     GB        122,768         214,439          1,170
04/04/06                     CF      1,470,291       1,132,997          4,756
04/04/06                     NO        669,831         102,177            (88)
04/05/06                     CF      1,680,287       1,288,198         (1,317)
04/05/06                     NO      5,038,245         768,599           (652)
-------------------------------------------------------------------------------
                                                                     $   (972)
-------------------------------------------------------------------------------
Total                                                                $(33,782)
-------------------------------------------------------------------------------
CURRENCY LEGEND
---------------
AU    Australian Dollar
CF    Swiss Franc
EU    Euro
GB    British Pound Sterling
NO    Norwegian Krone

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                       9

SECTOR DIVERSIFICATION
MARCH 31, 2006 (UNAUDITED)

AS OF MARCH 31, 2006, THE SECTOR DIVERSIFICATION WAS AS FOLLOWS:

CAUSEWAY INTERNATIONAL VALUE FUND   VALUE (000)   % OF NET ASSETS
-----------------------------------------------------------------

COMMON STOCK
Financials                           $1,324,356          28.9%
Industrial                              683,085          14.9
Consumer Discretionary                  601,420          13.1
Consumer Staples                        532,887          11.6
Communications                          525,732          11.5
Energy                                  390,091           8.5
Technology                              213,979           4.6
Basic Materials                         132,187           2.9
Utilities                                92,912           2.0
                                     ----------      --------

TOTAL COMMON STOCK                    4,496,649          98.0
RIGHTS                                    2,412           0.1
CASH EQUIVALENT                          77,977           1.7
TOTAL INVESTMENTS                     4,577,038          99.8
                                     ----------      --------
OTHER ASSETS & LIABILITIES, NET          10,437           0.2
                                     ----------      --------
NET ASSETS                           $4,587,475         100.0%
                                     ==========      ========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10                     CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (000)* (UNAUDITED)

                                                                       CAUSEWAY
                                                                  INTERNATIONAL
                                                                     VALUE FUND
                                                                  --------------
                                                                        3/31/06
                                                                  --------------
ASSETS:
   Investments at Market Value (Cost $3,802,386)                     $4,577,038
   Receivable for Fund Shares Sold                                       14,366
   Accrued Income                                                        18,497
   Receivable for Investment Securities Sold                             12,551
   Unrealized Gain on Foreign Currency Contracts                             61
   Tax Reclaims Receivable                                                  520
                                                                     ----------

     TOTAL ASSETS                                                     4,623,033
                                                                     ----------
LIABILITIES:
   Payable for Investment Securities Purchased                           22,518
   Payable for Fund Shares Redeemed                                       5,554
   Payable due for Foreign Currency                                       3,501
   Payable due to Investment Adviser                                      3,081
   Payable for Shareholder Servicing Fees                                   277
   Payable due to Administrator                                             162
   Unrealized Loss on Foreign Currency Contracts                             95
   Accrued Expenses                                                         370
                                                                     ----------

     TOTAL LIABILITIES                                                   35,558
                                                                     ----------

     NET ASSETS                                                      $4,587,475
                                                                     ==========
NET ASSETS:
   Paid-in-Capital (unlimited authorization -- no par value)         $3,732,732
   Distributions in excess of net investment income                     (20,975)
   Accumulated net realized gain on investments                         101,144
   Net unrealized appreciation on investments                           774,652
   Net unrealized depreciation on forward foreign currency
     contracts, foreign currencies and translation of other
     assets and liabilities denominated in foreign currencies               (78)
                                                                     ----------

     NET ASSETS                                                      $4,587,475
                                                                     ==========
   NET ASSET VALUE (BASED ON NET ASSETS
     OF $3,172,558,362 / 176,491,884 SHARES) OFFERING AND
     REDEMPTION PRICE PER SHARE -- INSTITUTIONAL CLASS               $    17.98
                                                                     ==========
   NET ASSET VALUE (BASED ON NET ASSETS OF
     $1,414,916,516 / 79,092,189 SHARES) OFFERING AND
     REDEMPTION PRICE PER SHARE -- INVESTOR CLASS                    $    17.89
                                                                     ==========

*  Except for share data.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                      11

STATEMENT OF OPERATIONS (000) (UNAUDITED)

                                                                                                   CAUSEWAY
                                                                                              INTERNATIONAL
                                                                                                 VALUE FUND
                                                                                              -------------
                                                                                                10/01/05 to
                                                                                                    3/31/06
                                                                                              -------------
INVESTMENT INCOME:
   Dividend Income (net of foreign taxes withheld of $4,804)                                       $ 45,445
   Interest Income                                                                                    1,141
                                                                                                   --------
   Total Investment Income                                                                           46,586
                                                                                                   --------
EXPENSES:
   Investment Advisory Fees                                                                          16,830
   Shareholder Servicing Fees -- Investor Class                                                       1,452
   Administration Fees                                                                                1,296
   Custodian Fees                                                                                       817
   Transfer Agent Fees                                                                                  133
   Printing Fees                                                                                        126
   Professional Fees                                                                                     78
   Registration Fees                                                                                     48
   Trustees' Fees                                                                                        40
   Other Fees                                                                                           145
                                                                                                   --------
   Total expenses                                                                                    20,965
                                                                                                   --------
   NET INVESTMENT INCOME                                                                             25,621
                                                                                                   --------
   NET REALIZED AND UNREALIZED GAIN (L0SS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net Realized Gain from Security Transactions                                                     103,593
   Net Realized Loss from Foreign Currency Transactions                                                (927)
   Net Change in Unrealized Appreciation on Investments                                             355,692
   Net Change in Unrealized Appreciation on Forward Foreign
      Currency Contracts, Foreign Currency, and Translation of
      Other Assets and Liabilities Denominated in Foreign Currency                                       96
                                                                                                   --------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                458,454
                                                                                                   --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $484,075
                                                                                                   ========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12                     CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (000)

                                                                               CAUSEWAY INTERNATIONAL
                                                                                     VALUE FUND
                                                                              -------------------------
                                                                              10/01/05 to   10/01/04 to
                                                                                  3/31/06       9/30/05
                                                                              (Unaudited)     (Audited)
                                                                              -----------   -----------
OPERATIONS:
   Net Investment Income                                                       $   25,621    $   59,031
   Net Realized Gain from Security Transactions                                   103,593       151,688
   Net Realized Loss from Foreign Currency Transactions                              (927)       (4,437)
   Net Change in Unrealized Appreciation on Investments                           355,692       240,883
   Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign
      Currency Contracts, Foreign Currency, and Translation of Other Assets
      and Liabilities Denominated in Foreign Currency                                  96          (200)
                                                                               ----------    ----------
   Net Increase in Net Assets Resulting from Operations                           484,075       446,965
                                                                               ----------    ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income Dividends:
      Institutional Class                                                         (61,967)      (20,602)
      Investor Class                                                              (24,633)      (13,106)
                                                                               ----------    ----------
   Total Net Investment Income Dividends                                          (86,600)      (33,708)
                                                                               ----------    ----------
   Net Capital Gain Distributions:
      Institutional Class                                                         (96,583)      (34,807)
      Investor Class                                                              (42,410)      (24,626)
                                                                               ----------    ----------
   Total Net Capital Gain Distributions                                          (138,993)      (59,433)
                                                                               ----------    ----------
   Total Dividends and Distribution to Shareholders                              (225,593)      (93,141)
                                                                               ----------    ----------
CAPITAL SHARE TRANSACTIONS (1):
   Institutional Class:
   Proceeds from Shares Sold                                                      262,932     1,721,137
   Reinvestment of Dividends                                                      137,187        52,305
   Payments for Shares Redeemed                                                  (229,642)     (178,587)
   Redemption Fee (2)                                                                  91           101
                                                                               ----------    ----------
   Increase in Net Assets Derived from Institutional Class Transactions           170,568     1,594,956
                                                                               ----------    ----------
   Investor Class:
   Proceeds from Shares Sold                                                      249,717       725,591
   Reinvestment of Dividends                                                       65,862        36,652
   Payments for Shares Redeemed                                                  (166,637)     (441,051)
   Redemption Fee (2)                                                                  25           146
                                                                               ----------    ----------
   Increase in Net Assets Derived from Investor Class Transactions                148,967       321,338
                                                                               ----------    ----------
   Net Increase in Net Assets Derived from Capital Share Transactions             319,535     1,916,294
                                                                               ----------    ----------
   Total Increase in Net Assets                                                   578,017     2,270,118
                                                                               ----------    ----------
NET ASSETS:
      Beginning of Period                                                       4,009,458     1,739,340
                                                                               ----------    ----------
      End of Period                                                            $4,587,475    $4,009,458
                                                                               ==========    ==========
      Undistributed Net Investment Income/(Distributions in Excess of Net
         Investment Income)                                                    $  (20,975)   $   40,004
                                                                               ==========    ==========

(1)  See Note 7 in the Notes to Financial Statements.
(2)  See Note 2 in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                      13

FINANCIAL HIGHLIGHTS

FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2006 (UNAUDITED), THE YEARS ENDED SEPTEMBER 30, 2005, 2004 AND 2003, AND THE PERIOD FROM INCEPTION(1) THROUGH SEPTEMBER 30, 2002.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

--------------------------------------------------------------------------------------------------------------------------
                                      Net Realized
                                               and
             Net Asset                  Unrealized                              Dividends   Distributions           Total
                Value,          Net           Gain                     Total     from Net            from       Dividends
             Beginning   Investment      (Loss) on   Redemption         from   Investment         Capital             and
             of Period       Income     Securities         Fees   Operations       Income           Gains   Distributions
--------------------------------------------------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
INSTITUTIONAL CLASS
   2006++    $   16.99     $   0.11      $    1.83       $   --**  $    1.94   $   (0.37)       $   (0.58)      $   (0.95)
   2005++        14.80         0.34           2.56           --**       2.90       (0.26)           (0.45)          (0.71)
   2004++        11.86         0.23           2.98           --**       3.21       (0.18)           (0.09)          (0.27)
   2003++         8.82         0.18           2.98           --**       3.16       (0.08)           (0.04)          (0.12)
   2002 (1)      10.00         0.09          (1.26)          --**      (1.17)      (0.01)              --           (0.01)
INVESTOR CLASS
   2006++    $   16.90     $   0.09      $    1.82       $   --**  $    1.91   $   (0.34)       $   (0.58)      $   (0.92)
   2005++        14.73         0.29           2.57           --**       2.86       (0.24)           (0.45)          (0.69)
   2004++        11.81         0.18           2.99           --**       3.17       (0.16)           (0.09)          (0.25)
   2003++         8.80         0.16           2.96           --**       3.12       (0.07)           (0.04)          (0.11)
   2002 (1)      10.00         0.07          (1.26)          --**      (1.19)      (0.01)              --           (0.01)

---------------------------------------------------------------------------------------------------
                                                    Ratio of
                                                 Expenses to                     Ratio
                                                 Average Net     Ratio of       of Net
                                    Net Assets        Assets     Expenses   Investment
              Net Asset                 End of    (Excluding   to Average       Income   Portfolio
             Value, End     Total       Period      Directed          Net   to Average    Turnover
              of Period   Return+        (000)    Brokerage)    Assets+++   Net Assets       Rate+
---------------------------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
INSTITUTIONAL CLASS
   2006++    $    17.98     11.94%  $3,172,558          0.93%*       0.93%*       1.28%*     15.75%
   2005++         16.99     19.98    2,817,467          0.98         0.98         2.10       22.43
   2004++         14.80     27.41      997,371          1.02         1.00         1.61       21.11
   2003++         11.86     36.21      224,464          1.05         1.04         1.74       32.32
   2002 (1)        8.82    (11.72)      70,883          1.05         1.03         1.70       46.76
INVESTOR CLASS
   2006++    $    17.89     11.77%  $1,414,917          1.15%*       1.15%*       1.07%*     15.75%
   2005++         16.90     19.74    1,191,991          1.21         1.21         1.81       22.43
   2004++         14.73     27.16      741,969          1.25         1.23         1.31       21.11
   2003++         11.81     35.76      321,167          1.28         1.27         1.55       32.32
   2002 (1)        8.80    (11.95)     129,468          1.29         1.27         1.44       46.76

(1) Commenced operations on October 26, 2001. All ratios for the period have been annualized.
  *  Annualized.
 **  Amount represents less than $0.01 per share.
  + Returns and portfolio turnover are for the period indicated and have not been annualized.
 ++  Per share amounts calculated using average shares method.
+++  Expense ratio effected by direct brokerage.
Amounts designated as "--" are $0 or are rounded to $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14                     CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION

Causeway International Value Fund (the "Fund") is a series of Causeway Capital Management Trust (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 26, 2001. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

Effective February 28, 2005, the Fund closed to certain investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Except as described below, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the last reported bid price. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value pricing procedures approved by the Fund's Board of Trustees (the "Board"). The Fund's fair value pricing procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                      15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)

The Fund uses a third party vendor to fair value non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides a fair value for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security. As of March 31, 2006, there were no securities valued at fair value.

Cash and Cash Equivalents -- Investments in Bank of New York Cash Reserve Fund are valued daily at the cost of the deposit account.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date the security is purchased or sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities are converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward foreign currency contracts to settle transactions or as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.

EXPENSES - Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends, from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

REDEMPTION FEE - The Fund imposes a redemption fee of 2% on the original value of capital shares redeemed by shareholders less than 90 days after purchase. The redemption fee does not apply to shares purchased through reinvested distributions, shares redeemed through designated systematic withdrawal plans, or omnibus account arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund.

--------------------------------------------------------------------------------
16                     CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)

However, these intermediaries may agree to impose a redemption fee on their customers if feasible or to impose other appropriate restrictions on excessive short-term trading.

Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the statement of operations. For the six months ended March 31, 2006, the Fund received commission recapture payments of $448,733. Prior to 2004, commission recapture payments were offset against expenses.

3. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICE AND DISTRIBUTION AGREEMENTS

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Causeway Capital Management LLC (the "Adviser"). Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund's average daily net assets. The Adviser contractually agreed to waive its fee for the fiscal year ended September 30, 2006 and, to the extent necessary, reimburse the Fund to keep total annual operating expenses from exceeding 1.05% and 1.30% of the Institutional Class and Investor Class average daily net assets, respectively. No waivers or reimbursements were required under the contract for the six months ended March 31, 2006.

The Trust and SEI Investments Global Funds Services (the "Administrator") have entered into an Administration Agreement. Effective January 1, 2006, under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Fund as follows: 0.06% up to $1 billion; and 0.05% of the assets exceeding $1 billion but not exceeding $2 billion; 0.04% of the assets exceeding $2 billion but not exceeding $3 billion; 0.03% of the assets exceeding $3 billion but not exceeding $4 billion; 0.02% of the assets exceeding $4 billion. The Fund is subject to a minimum annual fee of $165,000 for all portfolios and classes in existence on the agreement date and $80,000 for any portfolio created thereafter. In addition, the minimum annual fee will be increased $20,000 for each new class added after the agreement date, as well as for each class in excess of two for new portfolios added after the agreement date. Prior to January 1, 2006, the terms of the Administration Agreement were as follows: 0.15% up to $250 million; 0.125% of the assets exceeding $250 million but not exceeding $500 million; 0.10% of the assets exceeding $500 million but not exceeding $1 billion; and 0.07% of the assets exceeding $1 billion. The Fund was subject to similar minimum annual fees and also new class and portfolio charges.

The Fund has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Fund to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six-month period ended March 31, 2006, the Investor Class paid 0.22% of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the "Distributor") have entered into a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                      17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)

Certain Trustees and officers of the Fund are also officers of the Administrator and/or Distributor or are members and officers of the Investment Adviser. These persons receive no fees for serving as Trustees or officers of the Fund.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the six months ended March 31, 2006, for the Fund were as follows:

                              INVESTMENT SECURITIES
                            ------------------------
                            Purchases         Sales
                              (000)           (000)
                            ------------------------
                             $885,896       $642,688
                            ------------------------

5. RISKS OF FOREIGN INVESTING

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in different foreign countries.

6. FEDERAL TAX INFORMATION

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. As of September 30, 2005, the primary book/tax differences relate to the current taxation of unrealized gains on non-U.S. securities determined to be passive foreign investment companies ("PFICs") and the effect of wash sales. In addition, the Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.


--------------------------------------------------------------------------------
18                     CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONCLUDED)

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2005 and September 30, 2004, were as follows (000):

                                              Ordinary    Long-Term
                                               Income    Capital Gain    Total
--------------------------------------------------------------------------------
   2005                                       $52,035     $41,106      $93,141
   2004                                        10,677       2,881       13,558
--------------------------------------------------------------------------------

As of September 30, 2005, the components of distributable income on a tax basis were as follows (000):

Undistributed   Undistributed                  Post October      Other          Total
  Ordinary        Long-Term      Unrealized      Currency      Temporary    Distributable
   Income       Capital Gain    Appreciation      Losses      Differences       Income
-----------------------------------------------------------------------------------------
 $133,619          $91,932         $375,011       $(4,289)        $(12)         $596,261
-----------------------------------------------------------------------------------------

Post-October currency losses represent losses realized on currency transactions from November 1, 2004 through September 30, 2005 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

At March 31, 2006, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):

                                                    Net
  Federal      Appreciated     Depreciated      Unrealized
 Tax Cost       Securities      Securities     Appreciation
-----------------------------------------------------------
 $3,846,161      $833,962        $(103,085)      $730,877
-----------------------------------------------------------

7. CAPITAL SHARES ISSUED AND REDEEMED (000)

                                                                     YEAR ENDED
                                                    SIX MONTHS    SEPTEMBER 30,
                                               ENDED MARCH 31,             2005
                                                          2006        (AUDITED)
                                               ---------------    -------------
INSTITUTIONAL CLASS:
Shares Sold                                             15,715          106,120
Shares Issued in Reinvestment
   of Dividends                                          8,335            3,317
Shares Redeemed                                        (13,367)         (10,998)
                                                     ---------        ---------
Increase in Shares Outstanding
   Derived from Institutional
   Class Transactions                                   10,683           98,439
                                                     ---------        ---------
INVESTOR CLASS:
Shares Sold                                             14,347           45,180
Shares Issued in Reinvestment
   of Dividends                                          4,018            2,333
Shares Redeemed                                         (9,807)         (27,340)
                                                     ---------        ---------
Increase in Shares Outstanding
   Derived from Investor
   Class Transactions                                    8,558           20,173
                                                     ---------        ---------
Increase in Shares
   Outstanding from Capital
   Share Transactions                                   19,241          118,612
                                                     =========        =========

--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                      19

DISCLOSURE OF FUND EXPENSES (Unaudited)


All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund's comparative cost by comparing the hypothetical result for the Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT the Fund's actual return -- the account values shown may not apply to your specific investment.




--------------------------------------------------------------------------------
20                     CAUSEWAY INTERNATIONAL VALUE FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)
(CONCLUDED)


                                   BEGINNING    ENDING                  EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                     VALUE       VALUE      EXPENSE      DURING
                                    10/1/05     3/31/06      RATIOS      PERIOD*
--------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class                $1,000.00   $1,119.40      0.93%      $4.91

HYPOTHETICAL 5% RETURN
Institutional Class                $1,000.00   $1,020.29      0.93%      $4.68
--------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investor Class                     $1,000.00   $1,117.70      1.15%      $6.07

HYPOTHETICAL 5% RETURN
Investor Class                     $1,000.00   $1,019.20      1.15%      $5.79
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).




--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                      21

NOTES

NOTES

--------------------------------------------------------------------------------




INVESTMENT ADVISER:

Causeway Capital Management LLC
11111 Santa Monica Boulevard
Suite 1550
Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
                                                                 CCM-SA-001-0500
--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(response to be provided by internal legal or external legal counsel)

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   Causeway Capital Management Trust


By (Signature and Title)*                       /s/ Turner Swan
                                                --------------------------------
                                                Turner Swan, President

Date: May 23 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ Turner Swan
                                                --------------------------------
                                                Turner Swan, President


Date: May 23 2006


By (Signature and Title)*                       /s/ Michael Lawson
                                                --------------------------------
                                                Michael Lawson, Treasurer


Date: May 23 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.